Other Non-current Assets - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Deferred offering costs	$ 2,222	$ 2,133
Restricted cash		1,327
Deferred tax asset	542	533
Other Non-current assets	$ 2,764	$ 3,993